SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Subsequent events were evaluated through October 6, 2023, which is the date the financial statements were available to be issued. There were no subsequent events other than those described below:

Sale and Issuance of Convertible Notes Payables and Related Party Convertible Notes Payable

Between July 7, 2023 and August 3, 2023 the Company issued and sold ten 20% original issue discount promissory notes to eight different parties. The promissory notes all have an annual interest rate of 10% per annum, have maturity dates ranging from July 7, 2024 to August 7, 2024, and have principal amounts ranging from $70,500 to $600,000. In total the ten promissory notes have a principal amount of $1,938,000. The promissory notes all contain identical “rollover rights” conversion features that enable the holders to convert all or part of the promissory notes’ principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

On August 2, 2023, the Company issued and sold one 20% original issue discount promissory note to the Company’s chief executive officer. The promissory note has an annual interest rate of 10% per annum, a maturity date of July 24, 2024 and a principal amount of $240,000. The promissory note contains a “rollover rights” conversion feature that enables the holder to convert all or part of the promissory note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering.

Sale of the Company’s Subsidiary Traqiq Solutions, Inc (“Ci2i”)

On July 28, 2023, the Company, its wholly owned subsidiary Traqiq Solutions, Inc. (“Ci2i”), and Ajay Sikka (“Sikka”), a director of the Company and its former chief executive officer, signed an Assignment of Stock Agreement (the “Assignment Agreement”). Under the terms of the Assignment Agreement, the Company assigned and transferred to Sikka all of the rights, title, and interests in the issued and outstanding equity interests of Ci2i in exchange for consideration of $1. The Company additionally assumed from Ci2i loans and short-term debts valued at $209,587 plus fees and interest.

Exchange of Debt and Equity Instruments for Series A and Series B Rights to Receive Instruments

The Company’s Series A Rights to Receive Common Stock (“Series A Rights”) obligate the Company to issue Common Stock (“Series A Right Shares”) to the holder without any additional consideration. The number of Series A Right Shares is fixed, and is only subject to customary non-price based ratable adjustments, such as stock splits, stock combinations and the like. The Series A Rights are exercisable immediately. The Series A Rights expire five years after the issuance date. The Series A Rights require the Company to hold in reserve the total number of shares of Common Stock that would need to be exercised in order meet the obligations of the Series A Rights.

The Company’s Series B Rights to Receive Common Stock (“Series B Rights”) obligate the Company to issue Common Stock (“Series B Right Shares”) to the holder without any additional consideration. The number of Series B Right Shares is fixed and is only subject to customary non-price based ratable adjustments, such as stock splits, stock combinations and the like. The Company’s Series B Rights are exercisable upon the earlier of (1) December 31, 2023 or (2) the initial date on which the Company’s Common Stock is listed for trading on the New York Stock Exchange, NYSE American, the Nasdaq Global Select Market, Nasdaq Capital Markets, or the Nasdaq Global Market. The Series B Rights expire five years after the issuance date. The Series B Rights require the Company to hold in reserve the total number of shares of Common Stock that would need to be exercised in order meet the obligations of the Series A Rights.

Between October 21, 2022 and May 12, 2023, the Company issued original issue discount promissory notes with a combined principal value of $1.9 million to five accredited investors, including a note of the original principal amount of $60,000 to the Company’s chief executive officer (Note 10 – Convertible Notes Payable). These notes had maturity dates of approximately one year, had an annual interest rate of 10% per annum, and were convertible only upon an event of default. The notes’ conversion features each contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities).

On July 17, 2023, the Company entered into Exchange Agreements (the “Note Exchange Agreements”), with these five noteholders. Under the terms of the Note Exchange Agreements, the notes (approximately $1.94 million of outstanding principal and accrued interest) have been cancelled. In exchange the Company has issued to the former noteholders 38,800,764 Series A Rights dated as of July 17, 2023.

On July 17, 2023, the Company also entered into Exchange Agreements (the “Series B Preferred Exchange Agreements”) with two accredited investors, including Sikka. Pursuant to the Series B Preferred Exchange Agreements, such investors exchanged 220,135 shares of the Company’s Series B Convertible Preferred Stock into an aggregate of 22,013,500 Series A Rights dated as of July 17, 2023. Pursuant to the Series B Preferred Exchange Agreement Sikka also exchanged 5,000,000 shares of the Company’s common stock and a payment of receivable from the Company for unreimbursed advances in the amount of $100,000 for an aggregate of 7,000,000 additional Series A Rights dated July 17, 2023.

On July 20, 2023, the Company entered into an Exchange Agreement (the “REI Exchange Agreement”) with Renovare Environmental, Inc. (“REI”) pursuant to which REI exchanged 14,118,233 shares of Common Stock and 1,250,000 shares of Series B Preferred Stock for 108,729,363 Series A Rights dated July 20, 2023 and 30,388,873 Series B Rights dated July 20, 2023.

The transactions contemplated by the Note Exchange Agreement, Series B Preferred Exchange Agreement, and REI Exchange Agreement are together referred to as the “Rights Exchanges”. Subsequent to the preceding transactions, the Company had 176,543,627 Series A Rights and 30,388,873 Series B Rights issued and outstanding.

Cancellation of Restricted Stock Awards and Series C Preferred Stock

Prior to June 30, 2023 the Company awarded 4,705,000 shares of restricted stock to Sikka and two of its directors. On September 13, 2023, the Company signed a Cancellation of Restricted Stock Grants Agreement with Sikka and each of the directors. As a result, all 4,705,000 shares of restricted stock, including 1,705,000 vested and unreleased shares, were rescinded and annulled.

Prior to June 30, 2023, the Company awarded 70,100 shares of series C preferred stock to the Company’s chief executive officer as stock compensation. On September 28, 2023, the Company and the chief executive officer signed a cancellation agreement and the Series C Preferred Stock shares were rescinded and cancelled.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Subsequent events were evaluated through September 28, 2023, which is the date the consolidated financial statements were issued.

In April 30, 2023, the Company entered into a notes payable agreement with Titan Holdings 2 in the amount of $592,470, which matures on April 30, 2028. Interest accrues at 10.5% per annum for the first twelve months and shall increase 0.5 basis points on each anniversary of the note. The Company shall make interest-only payments for the first 60 months of the note and pay the principal in full on the fifth anniversary of the note.

On May 19, 2023, pursuant to the terms of the Titan Merger Agreement, the Company completed the Titan Merger. Under the terms of the Titan Merger Agreement, the Company agreed to pay the Titan owners 630,900 shares of the Company’s Series C Preferred Stock as consideration. The Company accounted for the Titan Merger as a reverse acquisition using acquisition accounting.